Earnings Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Stock options and unvested awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted earnings per share (in shares)	0.4	2.6